UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               ------------------

Check here if Amendment [ ]; Amendment Number: _______
   This Amendment (Check only one.):        [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Hovde Capital Advisors LLC
Address:     1826 Jefferson Place, NW
             Washington, D.C. 20036

Form 13F File Number:  28-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard J. Perry, Jr.
Title:            Managing Member
Phone:            (202) 822-8117

Signature, Place, and Date of Signing:

    /s/ Richard J. Perry, Jr.         Washington, D.C.         February 12, 2010
    -------------------------         ----------------         -----------------
          [Signature]                   [City, State]                 [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None
                                            ----
Form 13F Information Table Entry Total:     48
                                            --
Form 13F Information Table Value Total:     $521,794 (thousands)
                                            -------------------


List of Other Included Managers:            None
                                            ----


Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
----

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                           FORM 13F INFORMATION TABLE


           COLUMN 1           COLUMN 2       COLUMN 3     COLUMN 4         COLUMN 5     COLUMN 6      COLUMN 7         COLUMN 8
           --------           --------       --------     --------         --------     --------      --------        --------
             NAME             TITLE OF        CUSIP        VALUE     SHRS OR  SH/  PUT/ INVESTMENT     OTHER       VOTING AUTHORITY
             ----             --------        -----        -----     -------  ---  ---- ----------     -----       ----------------
                               CLASS                     (x$1,000)   PRN AMT  PRN  CALL DISCRETION    MANAGERS  SOLE  SHARED   NONE
                               -----                     ---------   -------  ---  ---- ----------    --------  -------------------
ASPEN INSURANCE HOLDINGS LTD   SHS            G05384105  $  15,923    625673               SOLE          NONE         625673
ASSURANT INC                   COM            04621X108  $  14,335    486271               SOLE          NONE         486271
ALLSTATE CORP                  COM            020002101  $  14,715    489848               SOLE          NONE         489848
AMERIPRISE FINL INC            COM            03076C106  $   1,832     47200               SOLE          NONE          47200
ANWORTH MORTGAGE ASSET CP      COM            037347101  $   6,703    957561               SOLE          NONE         957561
BANK OF AMERICA CORPORATION    COM            060505104  $  15,279   1014520               SOLE          NONE        1014520
BANK OF AMERICA CORPORATION    UNIT           060505419  $   5,081    339400               SOLE          NONE         339400
BB&T CORP                      COM            054937107  $  17,351    683900               SOLE          NONE         683900
BENEFICIAL MUTUAL BANCORP INC  COM            08173R104  $   3,864    392652               SOLE          NONE         392652
CALIFORNIA COASTAL COMMUNITIES COM            129915203  $   2,025   1557583               SOLE          NONE        1557583
COMERICA INC                   COM            200340107  $  21,063    712307               SOLE          NONE         712307
CVB FINL CORP                  COM            126600105  $  11,490   1329899               SOLE          NONE        1329899
COMMUNITY WEST BANCSHARES      COM            204157101  $     278    101252               SOLE          NONE         101252
FIRST CALIFORNIA FINANCIAL G   COM NEW        319395109  $     523    190944               SOLE          NONE         190944
FRESH DEL MONTE PRODUCE INC    ORD            G36738105  $  14,568    659205               SOLE          NONE         659205
FOX CAHSE BANCORP INC          COM            35137P106  $   1,591    167115               SOLE          NONE         167115
HERITAGE FINL CORP WASH        COM            42722X106  $   2,179    158151               SOLE          NONE         158151
HATTERAS FINANCIAL CORP        COM            41902R103  $   2,862    102363               SOLE          NONE         102363
INTERACTIVE DATA CORP          COM            45840J107  $   4,555    180038               SOLE          NONE         180038
KEYCORP NEW                    COM            493267108  $  33,132   5969775               SOLE          NONE        5969775
K FED BANCORP                  COM            48246S101  $     253     28731               SOLE          NONE          28731
LAKELAND FINL CORP             COM            511656100  $   6,002    347959               SOLE          NONE         347959
LINCOLN NATIONAL CORP-IND      COM            534187109  $  22,953    922546               SOLE          NONE         922546
LENDER PROCESSING SVCS INC     COM            52602E102  $  10,485    257878               SOLE          NONE         257878
LOUISIANA PAC CORP             COM            546347105  $  17,581   2518800               SOLE          NONE        2518800
MIDDLEBURG FINANCIAL CORP      COM            596094102  $   1,795    148355               SOLE          NONE         148355
MFA FINANCIAL INC              COM            55272X102  $   4,674    635873               SOLE          NONE         635873
M/I  HOMES INC                 COM            55305B101  $   3,721    358095               SOLE          NONE         358095
MORGAN STANLEY                 COM            617446448  $  13,700    462845               SOLE          NONE         462845
KNIGHT CAPITAL GROUP INC       CL A           499005106  $  11,117    721860               SOLE          NONE         721860
ANNALY CAPITAL MANAGEMENT INC  COM            035710409  $  12,834    739683               SOLE          NONE         739683
OLD NATL BANCORP IND           COM            680033107  $   1,061     85355               SOLE          NONE          85355
OCEAN SHORE HOLDING CO         COM            67501P107  $   3,875    432944               SOLE          NONE         432944
EPLUS INC                      COM            294268107  $  14,760    894019               SOLE          NONE         894019
PARTNERRE LTD                  COM            G6852T105  $  17,883    239526               SOLE          NONE         239526
REINSURANCE GROUP AMER INC     COM NEW        759351604  $  24,346    510931               SOLE          NONE         510931
RAYMOND JAMES FINANCIAL INC    COM            754730109  $  11,623    488961               SOLE          NONE         488961
RENAISSANCERE HOLDINGS LTD     COM            G7496G103  $  16,220    305173               SOLE          NONE         305173
STATE STR CORP                 COM            857477103  $  17,522    402444               SOLE          NONE         402444
UNITED CMNTY BKS BLAIRSVLE G   CAP STK        90984P105  $   2,289    675134               SOLE          NONE         675134
UMB FINL CORP                  COM            902788108  $   7,016    178299               SOLE          NONE         178299
UNIVEST CORP PA                COM            915271100  $   2,875    163993               SOLE          NONE         163993
VALIDUS HOLDINGS LTD           COM SHS        G9319H102  $  10,929    405688               SOLE          NONE         405688
WASHINGTON BKG CO OAK HBR WA   COM            937303105  $     898     75243               SOLE          NONE          75243
WHITNEY HLDG CORP              COM            966612103  $   7,863    863147               SOLE          NONE         863147
ISHARES TR INDEX               DJ US REAL EST 464287739  $  18,855    410600        CALL   SOLE          NONE         410600
ISHARES TR INDEX               DJ US REAL EST 464287739  $  18,855    410600        CALL   SOLE          NONE         410600
SELECT SECTOR SPDR TR          SBI INT-FINL   81369Y605  $  50,460   3504200        CALL   SOLE          NONE        3504200

Total                                                    $ 521,794


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